REVENUE	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
REVENUE
REVENUE

REVENUE FROM CONTRACTS WITH CUSTOMERS
Major Products and Services

	Liquids Pipelines	Gas Transmission and Midstream	Gas Distribution	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated
Year ended December 31, 2018
(millions of Canadian dollars)
Transportation revenue	8,488	3,928	875	—	—	—	13,291
Storage and other revenue	101	222	196	—	—	—	519
Gas gathering and processing revenue	—	815	—	—	—	—	815
Gas distribution revenue	—	—	4,376	—	—	—	4,376
Electricity and transmission revenue	—	—	—	559	—	—	559
Commodity sales	—	1,590	—	—	—	—	1,590
Total revenue from contracts with customers	8,589	6,555	5,447	559	—	—	21,150
Commodity sales	—	—	—	—	26,070	—	26,070
Other revenue[1]	(894)	6	9	8	4	25	(842)
Intersegment revenue	384	10	14	—	154	(562)	—
Total revenue	8,079	6,571	5,470	567	26,228	(537)	46,378

1	Includes mark-to-market gains/(losses) from our hedging program.

We disaggregate revenue into categories which represent our principal performance obligations within each business segment because these revenue categories represent the most significant revenue streams in each segment and consequently are considered to be the most relevant revenue information for management to consider in evaluating performance.
Contract Balances

	Receivables	Contract Assets	Contract Liabilities
(millions of Canadian dollars)
Balance as at January 1, 2018	2,475	290	992
Balance as at December 31, 2018	1,929	191	1,245

Contract receivables represent the amount of receivables derived from contracts with customers. The decrease in contract receivables for the year ended December 31, 2018, is primarily attributed to the sale of Midcoast Operating, L.P. and its subsidiaries to AL Midcoast Holdings, LLC (an affiliate of ArcLight Capital Partners, LLC), refer to Note 8 - Acquisitions and Dispositions for further discussion.
Contract assets represent the amount of revenue which has been recognized in advance of payments received for performance obligations we have fulfilled (or partially fulfilled) and prior to the point in time at which our right to the payment is unconditional. Amounts included in contract assets are transferred to accounts receivable when our right to the consideration becomes unconditional.
Contract liabilities represent payments received for performance obligations which have not been fulfilled. Contract liabilities primarily relate to make-up rights and deferred revenue. Revenue recognized during the year ended December 31, 2018 included in contract liabilities at the beginning of the period is $183 million. Increases in contract liabilities from cash received, net of amounts recognized as revenue during the year ended December 31, 2018 were $449 million.
Performance Obligations

Segment	Nature of Performance Obligation
Liquids Pipelines	• Transportation and storage of crude oil and NGLs
Gas Transmission and Midstream	• Sale of crude oil, natural gas and NGLs
• Transportation, storage, gathering, compression and treating of natural gas
• Transportation of NGLs
Gas Distribution	• Supply and delivery of natural gas
• Transportation of natural gas
• Storage of natural gas
Green Power and Transmission	• Generation and transmission of electricity
• Delivery of electricity from renewable energy generation facilities
There was no material revenue recognized in the year ended December 31, 2018 from performance obligations satisfied in previous periods.
Payment Terms
Payments are received monthly from customers under long-term transportation, commodity sales, and gas gathering and processing contracts. Payments from Gas Distribution customers are received on a continuous basis based on established billing cycles.
Certain contracts in the United States offshore business provide for us to receive a series of fixed monthly payments (FMPs) for a specified period which is less than the period during which the performance obligations are satisfied. As a result, a portion of the FMPs is recorded as a contract liability. The FMPs are not considered to be a financing arrangement because the payments are scheduled to match the production profiles of offshore oil and gas fields, which generate greater revenue in the initial years of their productive lives.
Revenue to be Recognized from Unfulfilled Performance Obligations
Total revenue from performance obligations expected to be fulfilled in future periods is $67.4 billion, of which $7.1 billion is expected to be recognized during the year ending December 31, 2019.

The revenues excluded from the amounts above based on optional exemptions available under ASC 606, as explained below, represent a significant portion of our overall revenues and revenues from contracts with customers. Certain revenues such as flow-through operating costs charged to shippers are recognized at the amount for which we have the right to invoice our customers and are excluded from the amounts for revenue to be recognized in the future from unfulfilled performance obligations above. Variable consideration is excluded from the amounts above due to the uncertainty of the associated consideration, which is generally resolved when actual volumes and prices are determined. For example, we consider interruptible transportation service revenues to be variable revenues since volumes cannot be estimated. Additionally, the effect of escalation on certain tolls which are contractually escalated for inflation has not been reflected in the amounts above as it is not possible to reliably estimate future inflation rates. Revenues for periods extending beyond the current rate settlement term for regulated contracts where the tolls are periodically reset by the regulator are excluded from the amounts above since future tolls remain unknown. Finally, revenues from contracts with customers which have an original expected duration of one year or less are excluded from the amounts above.
SIGNIFICANT JUDGMENTS MADE IN RECOGNIZING REVENUE
Long-Term Transportation Agreements
For long-term transportation agreements, significant judgments pertain to the period over which revenue is recognized and whether the agreement provides for make-up rights for the shippers. Transportation revenue earned from firm contracted capacity arrangements is recognized ratably over the contract period. Transportation revenue from interruptible or volumetric-based arrangements is recognized when services are performed.
Estimates of Variable Consideration
Revenue from arrangements subject to variable consideration is recognized only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Uncertainties associated with variable consideration relate principally to differences between estimated and actual volumes and prices. These uncertainties are resolved each month when actual volumes are sold or transported and actual tolls and prices are determined.
Recognition and Measurement of Revenue

	Liquids Pipelines	Gas Transmission and Midstream	Gas Distribution	Green Power and Transmission	Energy Services	Consolidated
Year ended December 31, 2018
(millions of Canadian dollars)
Revenue from products transferred at a point in time[1]	—	1,590	68	—	—	1,658
Revenue from products and services transferred over time[2]	8,589	4,965	5,379	559	—	19,492
Total revenue from contracts with customers	8,589	6,555	5,447	559	—	21,150

1	Revenue from sales of crude oil, natural gas and NGLs.

2	Revenue from crude oil and natural gas pipeline transportation, storage, natural gas gathering, compression and treating, natural gas distribution, natural gas storage services and electricity sales.

Performance Obligations Satisfied at a Point in Time
Revenue from commodity sales where the commodity sold is not immediately consumed prior to use is recognized at the point in time when the contractually specified volume of the commodity has been delivered, as control over the commodity transfers to the customer upon delivery.

Performance Obligations Satisfied Over Time
For arrangements involving the transportation and sale of petroleum products and natural gas where the transportation services or commodities are simultaneously received and consumed by the shipper or customer, we recognize revenue over time using an output method based on volumes of commodities delivered or transported. The measurement of the volumes transported or delivered corresponds directly to the benefits received by the shippers or customers during that period.

Determination of Transaction Prices
Prices for gas processing and transportation services are determined based on the capital cost of the facilities, pipelines and associated infrastructure required to provide such services plus a rate of return on capital invested that is determined either through negotiations with customers or through regulatory processes for those operations that are subject to rate regulation.
Prices for commodities sold are determined by reference to market price indices plus or minus a negotiated differential and in certain cases a marketing fee.
Prices for natural gas sold and distribution services provided by regulated natural gas distribution operations are prescribed by regulation.